Stock-Based Compensation Expense	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Stock-Based Compensation Expense [Abstract]
Stock-based Compensation expense
29	Stock-based compensation expense

In 2012, the Company adopted its 2012 Equity Incentive Plan, under which the Company may grant options and restricted stock to eligible participants. The plan is equity settled. Options are generally granted for a term of ten years. Options have a graded vesting period of up to four years and the expenses are recorded on a straight-line basis over the requisite service period for each separately vesting portion of the awards. The Company settles employee stock-based options with newly issued common stock of the Company. The Company cancelled 14,807,686 options issued and outstanding during the period. The remaining 719,167 fully vested options were assumed by the merged Company on Reverse Recapitalization, and the holders were issued the Company options at the Exchange Ratio. As of the Closing Date of the Reverse Recapitalization, the Company no longer has shares available for issuance under the 2012 Plan.

In December 2023, the stockholders of the Company approved the 2023 Equity Incentive Plan (the “2023 Incentive Plan”) which became effective upon the Closing. The Company has 17,904,823 number of shares authorized for awards of options or other equity instruments.

The following tables summarizes total stock-based compensation expense by function for the three months and nine months ended December 31, 2023 and December 31, 2022:

	Three months ended December 31,		Nine months ended December 31,
	2023	2022	2023	2022
Cost of revenue	$51,848	$60,783	$134,883	$574,846
Technology and marketing expenses	117,070	93,467	182,017	358,840
General and administrative expenses	1,096,910	338,885	1,566,833	2,198,783
Total stock-based compensation expense	1,265,828	493,135	1,883,733	3,132,468

Income tax benefit related to share-based compensation

The stock-based compensation expense is recorded in the employee benefit cost and apportioned basis respective functions.

The fair value of options granted is estimated on the date of grant using the Black-Scholes-Merton option-pricing model using the weighted average assumptions. No grants were made during the nine months period ended December 31, 2023. The assumptions for nine months ended December 31, 2022 are as follows:

Nine months ended
December 31, 2022
Dividend yield	-
Expected volatility	50.00 - 60.00%
Risk-free interest rate	1.17 - 1.67%
Exercise price	2.20
Expected life (in years)	5.5 - 7
Attrition rate	30.00%

The movement in number of stock-based options outstanding and their related weighted average exercise price for the 2012 Equity Incentive Plan are as follows:

	Nine months ended December 31,		Nine months ended December 31,
	2023		2022
	No. of options	Weighted average exercise price	No. of options	Weighted average exercise price
Outstanding at the beginning of the year	16,258,113	1.82	16,081,481	1.78
Granted during the nine months	-	-	1,873,500	2.20
Forfeited during the nine months	(730,460)	1.81	(955,712)	1.72
Exercised during the nine months	-	-	-	-
Cancelled during the nine months *	(14,808,486)	-	-	-
Transferred to merged Company *	(719,167)	-	-	-
Outstanding at the end of the period	-	-	16,999,269	1.83

Exercisable at the end of the period	-	-	8,395,132	1.46
Unvested at the end of the period	-	-	8,604,137	2.19

The weighted average grant date fair value of stock options granted during the nine months ended December 31, 2023 and December 31, 2022 were $ NIL and $0.81 per share, respectively.

	December 31,	December 31,
Weighted average remaining life (in years)	2023	2022
As at
Vested options	-	6.69
Unvested options	-	8.76

The expected life of the stock is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may also not necessarily be the actual outcome.

The compensation cost of non-vested awards not yet recognized as of December 31, 2023, is $NIL (December 31,2022 : $3,319,980). The weighted average period over which stock-based compensation expenses of non-vested awards not yet recognized is expected to be recognized is 0 years (December 31, 2022 : 1.26 years).

*	During the nine months ended December 31, 2023, in relation to the Reverse Recapitalization transaction, Zoomcar, Inc. has cancelled 14,808,486 outstanding options, the unrecognized cost of $1,265,828 related to the cancelled options was immediately recognized in the unaudited Condensed Consolidated Statement of Operation. Further, the Company has assumed 719,167 options of Zoomcar, Inc. at the Exchange Ratio of 0.0284 resulting in 20,435 options which is outstanding under the 2023 Incentive Plan.

28	Stock-based compensation expense

In 2012, the Company adopted its 2012Equity Incentive Plan, under which the Company may grant options and restricted stock to eligible participants. The plan is equity settled. Options are generally granted for a term of ten years. Options have a graded vesting period of up to four years and the expenses are recorded on a straight-line basis over the requisite service period for each separately vesting portion of the awards. The Company settles employee stock-based options with newly issued common stock of the Company. As at March 31, 2023, the Company had 1,390,318 number of shares authorized for awards of options or other equity instruments.

The following tables summarizes total stock-based compensation expense by function for the year ended March 31, 2023 and March 31, 2022:

Year ended	March 31, 2023	March 31, 2022
Cost of revenue	$575,662	$732,792
Technology and development	341,370	77,044
Marketing expenses	58,822	344,130

Year ended	March 31, 2023	March 31, 2022
General and administrative expenses	2,634,244	2,725,652
Total stock-based compensation expense	3,610,097	3,879,618

The stock-based compensation expense is recorded in the employee benefit cost and apportioned basis respective functions.

The fair value of options granted is estimated on the date of grant using the Black-Scholes-Merton option-pricing model using the weighted average assumptions. The assumptions are as follows:

Year ended	March 31, 2023	March 31, 2022
Dividend yield	0.00%	0.00%
Expected volatility	60.00%	50.00 – 60.00%
Risk-free interest rate	2.39 – 2.81%	0.63 – 3.29%
Exercise price	$2.20	$0.06 – $2.20
Expected life (in years)	5.5 – 7	5.5 – 7
Attrition rate	30.00%	30.00%

The movement in number of stock-based options outstanding and their related weighted average exercise price are as follows:

	Year ended March 31,
	2023		2022
	No. of options	Weighted average exercise price	No. of options	Weighted average exercise price
Outstanding at the beginning of the year	16,081,481	$1.78	4,438,990	$0.56
Granted during the year	1,873,500	2.20	12,656,600	2.20
Forfeited during the year	(1,696,868)	1.78	(865,798)	1.54
Exercised during the year	—	—	(148,311)	0.32
Outstanding at the end of the year	16,258,113	1.82	16,081,481	1.80
Exercisable at the end of the year	9,152,861	1.54	3,736,654	0.54
Unvested at the end of the year	7,105,252	2.20	12,344,827	2.18

The weighted average grant date fair value of stock options granted during the year ended March 31, 2023 and March 31, 2022 were $0.81 and $0.75 per share, respectively.

Weighted average remaining life (in years)

Year ended	March 31, 2023	March 31, 2022
Vested options	6.67	4.93
Unvested options	8.49	9.37

The expected life of the stock is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the options is indicative of future trends, which may also not necessarily be the actual outcome.

The compensation cost of unvested awards not yet recognized as of March 31, 2023, is $2,339,160. The weighted average period over which stock-based compensation expenses of non-vested awards not yet recognized is expected to be recognized is 1.15 years.

The exercise period stock options held by employees who have resigned from the Company has been revised during the year ended March 31, 2022 from 3 years to 5 years from the date of resignation. The impact of this modification is immaterial.

The total intrinsic value at the date of exercise for the options exercised during the year ended March 31, 2023 is NIL (March 31, 2022 : $143,505)

Cash received from share based agreements for exercise of share-based payment awards during the year ended March 31, 2023 was NIL (March 31, 2022 : $42,268)